Mortgage Loans Payable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Outstanding Mortgage Loans Payable Secured By Properties [Table Text Block]	At December 31, 2012, the Account had outstanding mortgage loans payable secured by the following properties (in millions):

Property	Interest Rate and Payment Frequency(3)	Principal Amounts as of December 31,		Maturity
		2012	2011
1 & 7 Westferry Circus(1)(2)(5)(10)	5.40% paid quarterly	$208.4	$203.9	February 28, 2013
Reserve at Sugarloaf(1)(5)	5.49% paid monthly	23.9	24.3	June 1, 2013
South Frisco Village	5.85% paid monthly	26.3	26.3	June 1, 2013
Fourth & Madison	6.40% paid monthly	145.0	145.0	August 21, 2013
1001 Pennsylvania Avenue	6.40% paid monthly	210.0	210.0	August 21, 2013
50 Fremont	6.40% paid monthly	135.0	135.0	August 21, 2013
Pacific Plaza(1)(5)	5.55% paid monthly	8.0	8.2	September 1, 2013
Wilshire Rodeo Plaza(5)	5.28% paid monthly	112.7	112.7	April 11, 2014
1401 H Street NW(1)(5)	5.97% paid monthly	110.8	112.3	December 7, 2014
Windsor at Lenox Park(5)	4.43% paid monthly	24.0	24.0	August 1, 2015
San Montego Apartments(5)(6)	4.47% paid monthly	21.8	21.8	August 1, 2015
Montecito Apartments(5)(6)	4.47% paid monthly	20.2	20.2	August 1, 2015
Phoenician Apartments(5)(6)	4.47% paid monthly	21.3	21.3	August 1, 2015
99 High Street	5.52% paid monthly	185.0	185.0	November 11, 2015
Lincoln Centre	5.51% paid monthly	153.0	153.0	February 1, 2016
Charleston Plaza	5.60% paid monthly	36.9	-	September 11, 2016
The Legend at Kierland(5)(7)	4.97% paid monthly	21.8	21.8	August 1, 2017
The Tradition at Kierland(5)(7)	4.97% paid monthly	25.8	25.8	August 1, 2017
Mass Court(5)	2.88% paid monthly	92.6	-	September 1, 2019
Red Canyon at Palomino Park(5)(8)	5.34% paid monthly	27.1	27.1	August 1, 2020
Green River at Palomino Park(5)(8)	5.34% paid monthly	33.2	33.2	August 1, 2020
Blue Ridge at Palomino Park(5)(8)	5.34% paid monthly	33.4	33.4	August 1, 2020
Ashford Meadows(5)	5.17% paid monthly	44.6	44.6	August 1, 2020
The Corner(5)	4.66% paid monthly	105.0	105.0	June 1, 2021
The Palatine(5)	4.25% paid monthly	80.0	80.0	January 10, 2022
The Forum at Carlsbad(5)	4.25% paid monthly	90.0	-	March 1, 2022
The Colorado(5)(9)	3.69% paid monthly	91.7	84.3	November 1, 2022
The Legacy at Westwood (5)(9)	3.69% paid monthly	46.7	40.5	November 1, 2022
Regents Court(5)(9)	3.69% paid monthly	39.6	34.5	November 1, 2022
The Caruth (5)(9)	3.69% paid monthly	45.0	40.4	November 1, 2022
Publix at Weston Commons(5)	5.08% paid monthly	35.0	35.0	January 1, 2036

Total Principal Outstanding		$2,253.8	$2,008.6
Fair Value Adjustment(4)		28.8	19.6

Total mortgage loans payable		$2,282.6	$2,028.2

(1)	The mortgage is adjusted monthly for principal payments.

(2)

The mortgage is denominated in British pounds and the principal payment had been converted to U.S. dollars using the exchange rate as of December 31, 2012. The interest rate is fixed. The cumulative foreign currency translation adjustment (since inception) was an unrealized gain of $14.5 million.

(3)	Interest rates are fixed, unless stated otherwise.

(4)

The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1- Organization and Significant Accounting Policies.

(5)

These properties are each owned by separate wholly owned subsidiaries of TIAA for benefit of the Account. The assets and credit of each of these borrowings entities are not available to satisfy the debts and other obligations of the Account or any other entity or person other than such borrowing entity.

(6)	Represents mortgage loans payable on these individual properties which are held within the Houston Apartment Portfolio.

(7)	Represents mortgage loans payable on these individual properties which are held within the Kierland Apartment Portfolio.

(8)	Represents mortgage loans payable on these individual properties which are held within Palomino Park.

(9)	These mortgage loans were refinanced during the quarter ended December 31, 2012 into a 10-year loan with interest only due for the first 5 years and principal payments due thereafter.

(10)	Maturity date was extended to February 28, 2013 from the original maturity date of November 15, 2012.

Schedule of Maturities of Long-term Debt [Table Text Block]	Principal payment schedule on mortgage loans payable as of December 31, 2012 is due as follows (in millions):

Amount
2013	$758.8
2014	222.7
2015	273.1
2016	188.6
2017	51.8
Thereafter	758.8

Total maturities	$2,253.8